Balance Sheet	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 1,694,679
Prepaid expenses	507,465
Total current assets	2,202,144
Cash and investments held in Trust Account	690,171,366
Total Assets	692,373,510
Current liabilities:
Accounts payable	15,775
Accrued expenses	361,100
Due to related party	44,697
Total current liabilities	421,572
Deferred legal fees	239,161
Deferred underwriting commissions	24,150,000
Derivative warrant liabilities	99,938,040
Total liabilities	124,748,773
Commitments and Contingencies
Class A ordinary shares; 56,262,473 shares subject to possible redemption at $10.00 per share	562,624,730
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	68,899,593
Accumulated deficit	(63,902,585)
Total shareholder's equity	5,000,007
Total Liabilities and Shareholders' Equity	692,373,510
Class A Ordinary Shares
Shareholders' Equity:
Common stock, value	1,274
Total shareholder's equity	1,274
Class B Ordinary Shares
Shareholders' Equity:
Common stock, value	1,725
Total shareholder's equity	$ 1,725